Fees Summary	May 22, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 0.00
Previously Paid Amount	0.00
Total Fee Amount	0.00
Total Offset Amount	$ 0.00
Narrative Disclosure	The prospectus relates to the Registration Statement on Form S-3 (No. 333-294459) filed by Assembly Biosciences, Inc. on March 19, 2026 and declared effective on March 27, 2026.
Net Fee	$ 0.00
Narrative - Max Aggregate Offering Price	$ 400,000,000.00
Offering Table N/A	N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true